September 20, 2019

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	New Perspective Fund
File Nos. 002-47749 and 811-02333

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 93 to the Registration Statement under the Securities Act of 1933 and Amendment No. 76 to the Registration Statement under the Investment Company Act of 1940. This registration statement has been updated to reflect the fund's revised investment objective, which has been notified to shareholders on June 1, 2019.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on December 1, 2019. Thank you very much for your assistance.  If you have any questions, please do not hesitate to contact me at (213) 486-9308 or Jae Chung at 213-486-9328.

Sincerely yours,

MICHAEL W. STOCKTON

SECRETARY